RBC International Small Cap Equity Fund Average Annual Total Returns	12 Months Ended	37 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA NR Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	15.95%
MSCI ACWI ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	29.26%	14.52%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	11.49%	9.86%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	18.62%	12.29%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.52%	11.23%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.24%	9.68%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	18.68%	12.34%